Related Party Transactions	12 Months Ended
Jan. 31, 2019
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Related Party Transactions
27.	RELATED PARTY TRANSACTIONS

The Company had related party transactions during the years ended January 31, 2019 and 2018. The most significant ones are described below and were made on an arm’s length basis, unless otherwise indicated.

a)	Transactions with key management personnel

Key management personnel of the Company, defined as employees with authority and responsibility for planning, directing and controlling the activities of the Company, are considered related parties to the Company. The key management personnel of the Company are its directors and the executive officers.

The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2019	January 31, 2018
Current remuneration	$16.1	$14.2
Post-employment benefits	1.1	1.6
Termination benefits	0.5	—
Stock-based compensation expense	6.1	4.6
Total	$23.8	$20.4

b)	Due to Bombardier Inc., a company related to Beaudier group

Pursuant to the purchase agreement entered into in 2003 in connection with the acquisition of the recreational product business of Bombardier Inc., the Company is committed to reimburse to Bombardier Inc. income taxes amounting to $22.3 million as at January 31, 2019 ($22.0 million as at January 31, 2018 and $22.2 million as at February 1, 2017). The payments will begin when Bombardier Inc. starts making income tax payments in Canada and/or in the United States.

c)	Secondary offering

During the year ended January 31, 2019, Beaudier group and Bain Capital completed a secondary offering for a total of 8,700,000 subordinate voting shares of the Company through a syndicate of underwriters and the Company incurred approximately $2.1 million of fees and expenses related to this secondary offering (see Note 18).

During the year ended January 31, 2018, Beaudier group, Bain Capital and CDPQ completed a secondary offering for a total of 10,000,000 subordinate voting shares of the Company to a syndicate of underwriters and the Company incurred approximately $0.5 million of fees and expenses related to this secondary offering (see Note 18).